UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2016
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%
	Shares	Value
AUSTRALIA — 5.5%
Australia & New Zealand Banking Group	155,000	$2,699,785
CSL	45,000	3,359,402
Newcrest Mining *	300,000	2,770,949

		8,830,136

FRANCE — 11.0%
Airbus Group	42,000	2,640,259
AXA	185,000	4,580,402
BNP Paribas	33,000	1,567,484
Capgemini	47,000	4,303,393
Faurecia	82,000	2,974,156
Technip	32,000	1,488,588

		17,554,282

GERMANY — 7.5%
Allianz	27,000	4,363,121
Bayer	33,000	3,703,428
Bayerische Motoren Werke	46,000	3,861,543

		11,928,092

HONG KONG — 2.7%
China Eastern Airlines, Cl H *	6,000,000	2,922,643
New World Development	1,680,000	1,373,035

		4,295,678

ISRAEL — 1.2%
Teva Pharmaceutical Industries ADR	30,000	1,844,400

ITALY — 2.6%
Intesa Sanpaolo	900,000	2,562,993
Tenaris	155,000	1,609,153

		4,172,146

JAPAN — 26.0%
Astellas Pharma	292,000	4,029,319
Daiwa House Industry	135,000	3,817,018
Denso	80,000	3,462,699
East Japan Railway	58,000	5,357,113
KDDI	150,000	3,784,754
Komatsu	215,000	3,196,532
Kubota	330,000	4,882,144
Kuraray	260,000	3,153,796
Mitsubishi UFJ Financial Group	750,000	3,857,322
Seven & I Holdings	135,000	6,001,672

		41,542,369

NORWAY — 1.0%
Statoil ADR (A)	120,000	1,632,000

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2016
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 1.9%
DBS Group Holdings	310,000	$3,105,826

SPAIN — 4.6%
Banco Santander	500,000	2,129,821
Inditex	82,500	2,718,042
Red Electrica	31,000	2,499,419

		7,347,282

SWEDEN — 4.1%
Nordea Bank	390,000	3,917,378
Volvo, Cl B	290,000	2,632,803

		6,550,181

SWITZERLAND — 8.2%
ABB	170,000	2,927,357
Credit Suisse Group	75,000	1,325,150
LafargeHolcim	57,750	2,430,896
Novartis	40,500	3,129,299
Zurich Insurance Group	15,000	3,323,785

		13,136,487

TAIWAN — 3.0%
Hon Hai Precision Industry	764,400	1,812,862
Taiwan Semiconductor Manufacturing ADR	135,000	3,017,250

		4,830,112

UNITED KINGDOM — 16.6%
BG Group	220,000	3,315,650
Diageo	70,000	1,884,190
Glencore Xstrata *	550,000	706,353
Home Retail Group	1,900,000	3,688,743
Kennedy Wilson Europe Real Estate	140,000	2,212,293
SABMiller	90,000	5,380,949
Standard Chartered	130,000	874,658
Vodafone Group ADR	125,000	4,025,000
WPP	205,000	4,497,630

		26,585,466

TOTAL COMMON STOCK (Cost $119,763,570)		153,354,457

SHORT-TERM INVESTMENTS (B) — 5.0%
Deutsche Money Market Series, Cl Institutional, 0.10% (C)	1,630,641	1,630,641
Dreyfus Cash Management, Cl Institutional, 0.320%	6,335,838	6,335,838

TOTAL SHORT-TERM INVESTMENTS (Cost $7,966,479)		7,966,479

TOTAL INVESTMENTS — 100.9% (Cost $127,730,049) †		$161,320,936

THE ADVISORS’ INNER CIRCLE FUND	MCKEE INTERNATIONAL
EQUITY PORTFOLIO
JANUARY 31, 2016
(UNAUDITED)

Percentages are based on Net Assets of $159,803,906.

*	Non-income producing security.

(A)	This security or a portion of this security is on loan at January 31, 2016 The total market value of securities on loan at January 31, 2016, was $1,595,869.

(B)	Rate shown is the 7-day effective yield as of January 31, 2016

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2016, was $1,630,641.

ADR — American Depositary Receipt

Cl — Class

†	At January 31, 2016, the tax basis cost of the Portfolio’s investments was $127,730,049 and the unrealized appreciation and depreciation were $49,911,718 and $(16,320,831), respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$8,830,136	$—	$8,830,136
France	—	17,554,282	—	17,554,282
Germany	—	11,928,092	—	11,928,092
Hong Kong	—	4,295,678	—	4,295,678
Israel	1,844,400	—	—	1,844,400
Italy	—	4,172,146	—	4,172,146
Japan	—	41,542,369	—	41,542,369
Norway	1,632,000	—	—	1,632,000
Singapore	—	3,105,826	—	3,105,826
Spain	—	7,347,282	—	7,347,282
Sweden	—	6,550,181	—	6,550,181
Switzerland	—	13,136,487	—	13,136,487
Taiwan	3,017,250	1,812,862	—	4,830,112
United Kingdom	6,237,293	20,348,173	—	26,585,466

Total Common Stock	12,730,943	140,623,514	—	153,354,457

Short-Term Investment	7,966,479	—	—	7,966,479

Total Investments in Securities	$20,697,422	$140,623,514	$—	$161,320,936

Changes in the classifications between Levels 1 and 2 occurred throughout the year when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $140,623,514 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2016. All other transfers were considered to have occurred as of the end of the year. For the period ended January 31, 2016, there were no Level 3 investments.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

CSM-QH-001-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016